General and Adminstrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Won Fittings Company Limited [Member]
General and Adminstrative Expenses [Line Items]
Short-term lease expenses	$ 81,538	$ 81,538	$ 80,385